Property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Property, plant and equipment
Balance at the beginning	$ 2,598,447
Balance at the end	2,483,140	$ 2,598,447
Cash payment for purchase of property, plant and equipment	182,295	602,012	$ 116,045
Property, plant and equipment | Vessels
Property, plant and equipment
Balance at the beginning	2,353,290
Additions		1,050,000
Balance at the end	2,310,061	2,353,290
Pledged as security on borrowings	1,423,000	$ 1,091,000
Number of vessels acquired | item		12
Cash payment for purchase of property, plant and equipment		$ 588,300
Borrowings novated from seller for purchase of property, plant and equipment		129,100
Shares issued for purchase of property, plant and equipment		332,600
Property, plant and equipment | Dry docking
Property, plant and equipment
Balance at the beginning	28,531
Balance at the end	55,904	28,531
Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Balance at the beginning	354
Balance at the end	433	354
Right-of-use assets
Property, plant and equipment
Balance at the beginning	216,272
Balance at the end	116,742	216,272
Cost
Property, plant and equipment
Balance at the beginning	3,471,567	2,311,280
Additions	241,929	1,131,996
Modifications	72,361
Disposals	(326,943)	(15,186)
Lease remeasurement		91,640
Reclassified to assets held-for-sale (note 13)		(46,598)
Write off on completion of dry docking costs	(17,996)	(1,565)
Balance at the end	3,440,918	3,471,567	2,311,280
Cost | Property, plant and equipment | Vessels
Property, plant and equipment
Balance at the beginning	2,936,835	1,932,413
Additions	133,050	1,049,295
Disposals	(74,989)
Reclassified to assets held-for-sale (note 13)		(44,873)
Balance at the end	2,994,896	2,936,835	1,932,413
Cost | Property, plant and equipment | Dry docking
Property, plant and equipment
Balance at the beginning	63,116	52,074
Additions	49,096	14,332
Disposals	(2,871)
Reclassified to assets held-for-sale (note 13)		(1,725)
Write off on completion of dry docking costs	(17,996)	(1,565)
Balance at the end	91,345	63,116	52,074
Cost | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Balance at the beginning	1,102	910
Additions	149	192
Balance at the end	1,251	1,102	910
Cost | Right-of-use assets
Property, plant and equipment
Balance at the beginning	470,514	325,883
Additions	59,634	68,177
Modifications	72,361
Disposals	(249,083)	(15,186)
Lease remeasurement		91,640
Balance at the end	353,426	470,514	325,883
Accumulated depreciation and impairment charge
Property, plant and equipment
Balance at the beginning	(873,120)	(702,133)
Depreciation	(255,561)	(201,338)
Disposals	152,907	15,186
Reclassified to assets held-for-sale (note 13)		13,600
Write off on completion of dry docking costs	17,996	1,565
Balance at the end	(957,778)	(873,120)	(702,133)
Accumulated depreciation and impairment charge | Property, plant and equipment | Vessels
Property, plant and equipment
Balance at the beginning	(583,545)	(503,740)
Depreciation	(141,707)	(91,924)
Disposals	40,417
Reclassified to assets held-for-sale (note 13)		12,119
Balance at the end	(684,835)	(583,545)	(503,740)
Accumulated depreciation and impairment charge | Property, plant and equipment | Dry docking
Property, plant and equipment
Balance at the beginning	(34,585)	(23,661)
Depreciation	(20,767)	(13,970)
Disposals	1,915
Reclassified to assets held-for-sale (note 13)		1,481
Write off on completion of dry docking costs	17,996	1,565
Balance at the end	(35,441)	(34,585)	(23,661)
Accumulated depreciation and impairment charge | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Balance at the beginning	(748)	(633)
Depreciation	(70)	(115)
Balance at the end	(818)	(748)	(633)
Accumulated depreciation and impairment charge | Right-of-use assets
Property, plant and equipment
Balance at the beginning	(254,242)	(174,099)
Depreciation	(93,017)	(95,329)
Disposals	110,575	15,186
Balance at the end	$ (236,684)	$ (254,242)	$ (174,099)